Cover	Mar. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Entity File Number	001-41552
Entity Registrant Name	ATLAS LITHIUM CORPORATION
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Buenos Aires
Entity Address, Address Line Two	10 - 14th Floor
Entity Address, Address Line Three	Sion, Belo Horizonte
Entity Address, City or Town	Minas Gerais
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.315-570
City Area Code	(833)
Local Phone Number	661-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ATLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false